Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes Disclosure [Line Items]
U.S. federal income tax rate	21.00%	21.00%	21.00%
State and local taxes, net	2.00%	3.00%	1.00%
Effect of foreign operations	12.00%	15.00%	7.00%
Change in valuation allowance	0.00%	1.00%	(18.00%)
Non-deductible goodwill and asset impairments	1.00%	2.00%	0.00%
Non-deductible compensation and benefits	2.00%	2.00%	0.00%
Remeasurement of deferred tax assets	0.00%	0.00%	(2.00%)
R&D tax credits	(3.00%)	(2.00%)	(1.00%)
Impact of dispositions	0.00%	0.00%	(2.00%)
Other	0.00%	(2.00%)	2.00%
Effective tax rate	35.00%	40.00%	8.00%
U.S. Federal
Income Taxes Disclosure [Line Items]
Remeasurement of deferred tax assets			$ 154
Foreign Tax Authority
Income Taxes Disclosure [Line Items]
Remeasurement of deferred tax assets			149
Foreign Tax Authority | UNITED KINGDOM
Income Taxes Disclosure [Line Items]
Amount of change in enacted tax rate			$ 18